Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Going Concern [Abstract]
Going Concern

Note 2. Going Concern

As of September 30, 2025, the Company had cash of $2,151 and an accumulated deficit of approximately $5,617. For the nine months ended September 30, 2025, the Company used approximately $3,688 of cash in operating activities and has historically incurred recurring losses and negative operating cash flows. These conditions initially raised substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements were issued.

Subsequent to the balance sheet date, on October 9, 2025, the Company completed the Merger (see “Note 13 – Subsequent Events”), which resulted in the conversion of $5,690 of Bridge Loans into equity and warrants and provided significant additional liquidity. Based on management’s current forecasts, expected cash outflows over the next 12 months to support FOAK development, engineering and licensing activities, and general business operations are not anticipated to exceed available liquidity. Management therefore believes that existing cash will be sufficient to meet the Company’s working capital and capital expenditure requirements for at least the next 12 months.

The Company’s primary sources of liquidity are cash on hand, and its primary uses of liquidity are operating expenses, licensing activities, and capital expenditures. The Company continues to monitor its liquidity position and may consider additional financing arrangements, including equity offerings, to support its growth strategy as appropriate.

Note 2. Going Concern

As of December 31, 2024, the Company had cash of $68,934. For the year ended December 31, 2024, the Company used approximately $41,192 in cash for operating activities. Historically, the Company has incurred recurring net losses from operations and negative cash flows from operating activities. As of December 31, 2024, the Company had an accumulated deficit of approximately $36,862.

These factors raise substantial doubt regarding the Company’s ability to continue as a going concern within one year of the date these financial statements were issued.

The Company is trying to alleviate the going concern risk through the debt and equity financing in the United States (“U.S.”) capital market to support its working capital after the Merger (refer to Note 12. Subsequent Events). However, there is no guarantee that the substantial doubt about the Company’s ability to continue as a going concern will be alleviated. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to further implement its business plan and generate sufficient revenue and its ability to raise additional funds.

These accompanying financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.